Income Taxes - Carryforwards (Details)	Dec. 31, 2018 USD ($)
Federal
Income Taxes
Income tax loss carryforwards, subject to expiration	$ 97,268,927
Income tax loss carryforwards, not subject to expiration	34,183,499
State
Income Taxes
Income tax loss carryforwards, subject to expiration	132,387,480
Income tax loss carryforwards, not subject to expiration	$ 293,910